Equity instrument income	12 Months Ended
Dec. 31, 2025
Equity Instrument Income
Equity instrument income

33.	Equity instrument income

The "Equity Instrument Income" line item encompasses dividends and payments received as well as the profits generated by invested entities after the acquisition of equity instruments.

The breakdown of the balance for this line item is presented below:

Thousand of Reais	2025	2024	2023

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	5,134	31,626	18,658
Financial Assets Measured At Fair Value Through Other Comprehensive Income	80,394	52,021	3,521
Total	85,528	83,647	22,179